Impairment of loans and advances (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment of loans and advances [Abstract]
Impairment losses	R$ (25,780,383)	R$ (22,357,042)	R$ (19,527,976)
Recovery of credits charged-off as losses	7,034,857	5,507,507	4,144,879
Reversal of impairment	1,884,691	1,499,257	661,945
Total	R$ (16,860,835)	R$ (15,350,278)	R$ (14,721,152)